united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

Leader Short-Term Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Class A – LCAMX

Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX

Institutional Class – LCTIX

Class A – LCATX

Class C – LCCTX

Leader Floating Rate Fund

Investor Class – LFVFX

Institutional Class – LFIFX

Semi-Annual Report

November 30, 2017

1-800-711-9164

www.leadercapital.com

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2017

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of November 30, 2017 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2017, compared to its benchmark:

		Returns greater than 1 year are annualized
						Date of Inception
	Six Months	1 Year	3 Year	5 Year	10 Year	July 14, 2005	October 31, 2008	August 8, 2012
Leader Short-Term Bond Fund - Investor Class	0.39%	2.00%	(1.19)%	0.77%	1.98%	2.33%	N/A	N/A
Leader Short-Term Bond Fund - Institutional Class	0.65%	2.49%	(0.57)%	1.32%	N/A	N/A	3.81%	N/A
Leader Short-Term Bond Fund - Class A	0.50%	2.12%	(1.31)%	0.68%	2.37%	2.65%	N/A	N/A
Leader Short-Term Bond Fund - Class A with Load **	(1.05)%	(0.54)%	(2.48)%	(0.03)%	2.22%	2.53%	N/A	N/A
Leader Short-Term Bond Fund - Class C	0.69%	2.09%	(1.37)%	0.43%	N/A	N/A	N/A	0.82%
Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index ***	0.09	0.89%	0.83%	0.87%	1.88%	2.47%	1.80%	0.90%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.57%, 1.07%, 1.57% and 2.07% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 29, 2017. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

Principal			Coupon Rate
Amount ($)		Variable Rate	(%)	Maturity	Value ($)

	BONDS & NOTES - 79.1%
	BANKS- 2.2%
3,000,000	VTB Bank PJSC via VTB Eurasia DAC (a)	10 Yr Treasury + 8.067%	9.5000	12/29/2049	$3,418,671

	MEDIA - 0.3%
500,000	Altice US Finance I Corp. (b)		5.3750	7/15/2023	510,000

	MISC. MANUFACTURING - 0.6%
1,000,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	12/29/2049	1,038,750

	OIL & GAS - 5.1%
5,000,000	Citgo Holding, Inc. (b)		10.7500	2/15/2020	5,312,500
1,000,000	Transocean, Inc. (b)		9.0000	7/15/2023	1,083,750
675,000	Transocean Phoenix 2 Ltd. (b)		7.7500	10/15/2024	734,906
1,000,000	Whiting Petroleum Corp.		5.7500	3/15/2021	1,007,500
					8,138,656
	OTHER ABS - 68.8%
2,500,000	ALM V Ltd. (a,b)	3 Month LIBOR + 2.70%	4.0539	10/18/2027	2,519,816
1,250,000	ALM VII R-2 Ltd. (a,b)	3 Month LIBOR + 2.75%	4.1092	10/15/2027	1,284,641
2,250,000	ALM XIX Ltd. (a,b)	3 Month LIBOR + 1.55%	2.9092	7/15/2028	2,275,370
1,600,000	Anchorage Capital CLO 5 Ltd. (a,b)	3 Month LIBOR + 2.20%	3.5104	10/15/2026	1,616,836
2,250,000	Apidos CLO XVII (a,b)	3 Month LIBOR + 1.31%	2.6633	4/17/2026	2,270,288
1,500,000	Apidos CLO XXI (a,b)	3 Month LIBOR + 5.55%	6.9039	7/18/2027	1,503,250
750,000	Apidos CLO XXII (a,b)	3 Month LIBOR + 6.00%	7.3626	10/20/2027	767,009
1,000,000	Ares XL CLO Ltd (a,b)	3 Month LIBOR + 3.70%	5.0172	10/15/2027	1,009,290
3,000,000	Ares XLI Clo Ltd (a,b)	3 Month LIBOR + 4.20%	5.5592	1/15/2029	3,092,194
1,250,000	Ares XLII Clo Ltd (a,b)	3 Month LIBOR + 6.05%	7.4125	1/22/2028	1,263,993
1,000,000	Ares XXVIII CLO Ltd (a,b)	3 Month LIBOR + 1.50%	2.8533	10/17/2024	1,001,750
1,000,000	Atrium XIII (a,b)	3 Month LIBOR + 2.70%	4.1407	11/21/2030	1,004,750
750,000	Babson CLO LTD 2014-III (a,b)	3 Month LIBOR + 1.35%	2.6792	1/15/2026	755,602
662,500	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.95%	3.3092	10/22/2030	662,468
2,250,000	BlueMountain CLO 2014-1 Ltd. (a,b)	3 Month LIBOR + 1.26%	2.6380	4/30/2026	2,264,637
1,500,000	BlueMountain CLO 2014-2 Ltd. (a,b)	3 Month LIBOR + 3.00%	4.3626	7/20/2026	1,511,250
1,250,000	Burnham Park Clo Ltd. (a,b)	3 Month LIBOR + 6.85%	8.2126	10/20/2029	1,293,383
1,500,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.68%	2.9891	8/14/2030	1,504,475
2,500,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 3.35%	4.6591	8/14/2030	2,549,168
1,000,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (a,b)	3 Month LIBOR + 5.57%	7.1245	7/27/2026	1,009,521
1,750,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (a,b)	3 Month LIBOR + 2.15%	3.5245	7/27/2026	1,776,112
2,000,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (a,b)	3 Month LIBOR + 3.27%	4.6445	7/27/2026	2,025,660
3,000,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	3 Month LIBOR + 3.60%	4.9592	10/15/2026	3,033,510
1,520,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	3 Month LIBOR + 1.20%	2.5144	10/15/2026	1,526,047
1,250,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	3 Month LIBOR + 2.25%	3.6092	10/15/2026	1,271,169
1,500,000	Carlyle Global Market Strategies CLO 2015-4 Ltd. (a,b)	3 Month LIBOR + 6.10%	7.4626	10/20/2027	1,526,221
1,500,000	Carlyle US CLO 2017-1 Ltd. (a,b)	3 Month LIBOR + 1.65%	3.0126	4/20/2031	1,508,202
1,500,000	Carlyle US CLO 2017-3 Ltd. (a,b)	3 Month LIBOR + 3.50%	4.7875	7/20/2029	1,532,424
2,500,000	Catskill Park CLO Ltd. (a,b)	3 Month LIBOR + 6.00%	7.3626	4/20/2029	2,543,750
500,000	Cent CLO 18 Ltd. (a,b)	3 Month LIBOR + 2.52%	3.8325	7/23/2025	501,701
1,035,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 1.25%	2.6092	7/16/2030	1,036,386
1,250,000	CIFC Funding 2014 Ltd. (a,b)	3 Month LIBOR + 1.60%	2.9539	4/18/2025	1,254,669
750,000	CIFC Funding 2014 Ltd. (a,b)	3 Month LIBOR + 2.25%	3.6039	4/18/2025	755,283
1,255,000	CIFC Funding 2014-II Ltd. (a,b)	3 Month LIBOR + 1.20%	2.5178	5/24/2026	1,261,971
1,000,000	CIFC Funding 2014-III Ltd. (a,b)	3 Month LIBOR + 3.15%	4.5125	7/22/2026	1,005,965
1,000,000	CIFC Funding 2015-II Ltd. (a,b)	3 Month LIBOR + 3.00%	4.3592	4/15/2027	1,012,019
1,250,000	CIFC Funding 2015-IV Ltd. (a,b)	3 Month LIBOR + 2.20%	3.5626	10/20/2027	1,265,183
3,000,000	CIFC Funding 2015-IV Ltd. (a,b)	3 Month LIBOR + 5.50%	6.8626	10/20/2027	3,003,437
3,000,000	CIFC Funding 2016-I Ltd. (a,b)	3 Month LIBOR + 4.00%	5.3625	10/21/2028	3,073,958
500,000	CIFC Funding 2017-II Ltd. (a,b)	3 Month LIBOR + 5.95%	7.3126	4/20/2030	501,277
1,250,000	Dryden 31 Senior Loan Fund (a,b)	3 Month LIBOR + 2.10%	3.4539	4/18/2026	1,255,948
1,500,000	Dryden 38 Senior Loan Fund (a,b)	3 Month LIBOR + 6.05%	7.4092	7/15/2027	1,526,250
1,750,000	Dryden 45 Senior Loan Fund (a,b)	3 Month LIBOR + 1.80%	3.1592	7/15/2027	1,769,250
1,131,006	Finn Square CLO Ltd. (a,b)	3 Month LIBOR + 1.21%	2.5428	12/24/2023	1,134,342
867,349	GoldenTree Loan Opportunities VII Ltd. (a,b)	2 Month LIBOR + 1.15%	2.4644	4/25/2025	872,976
1,250,000	Greywolf CLO III Ltd. (a,b)	3 Month LIBOR + 2.05%	3.4125	4/22/2026	1,250,290
1,250,000	Greywolf CLO IV Ltd. (a,b)	3 Month LIBOR + 2.35%	3.7033	1/17/2027	1,255,975
1,500,000	Madison Park Funding XI Ltd. (a,b)	3 Month LIBOR + 3.25%	4.6125	7/23/2029	1,498,272

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

Principal			Coupon Rate
Amount ($)		Variable Rate	(%)	Maturity	Value ($)
	BONDS & NOTES - 79.1% (Continued)
	OTHER ABS - 68.8% (Continued)
750,000	Madison Park Funding XIII Ltd. (a,b)	3 Month LIBOR + 2.15%	3.5073	1/19/2025	$757,652
2,000,000	Madison Park Funding XXII Ltd. (a,b)	3 Month LIBOR + 6.65%	8.0174	10/25/2029	2,075,770
125,000	Madison Park Funding XXIII Ltd. (a,b)	3 Month LIBOR + 1.70%	3.0092	7/27/2030	126,648
2,500,000	Magnetite IX Ltd. (a,b)	3 Month LIBOR + 3.10%	4.4674	7/25/2026	2,514,471
2,000,000	Magnetite XVIII Ltd. (a,b)	3 Month LIBOR + 7.00%	8.4159	11/15/2028	2,082,956
1,500,000	Neuberger Berman CLO XVII Ltd. (a,b)	3 Month LIBOR + 1.85%	3.1628	4/22/2029	1,519,634
1,250,000	Neuberger Berman CLO XVII Ltd. (a,b)	3 Month LIBOR + 2.65%	4.0125	4/22/2029	1,277,879
2,250,000	Octagon Investment Partners 28 Ltd. (a,b)	3 Month LIBOR + 6.50%	7.8648	10/24/2027	2,317,111
1,500,000	Octagon Investment Partners 30 Ltd. (a,b)	3 Month LIBOR + 6.20%	7.5626	3/17/2030	1,517,636
1,500,000	OHA Credit Partners VIII Ltd. (a,b)	3 Month LIBOR + 2.70%	4.0128	4/20/2025	1,506,297
2,000,000	OHA Credit Partners XIII Ltd. (a,b)	3 Month LIBOR + 7.15%	8.5125	1/21/2030	2,083,084
1,000,000	Palmer Square CLO 2015-1 Ltd. (a,b)	3 Month LIBOR + 3.50%	4.8164	5/21/2029	1,021,169
1,500,000	Pinnacle Park CLO Ltd. (a,b)	3 Month LIBOR + 3.50%	4.8592	4/15/2026	1,514,753
2,280,000	Race Point VIII CLO Ltd. (a,b)	3 Month LIBOR + 1.34%	2.6933	2/20/2030	2,307,938
1,250,000	Race Point VIII CLO Ltd. (a,b)	3 Month LIBOR + 2.50%	3.9540	2/20/2030	1,268,518
2,500,000	Sound Point CLO IX Ltd. (a,b)	3 Month LIBOR + 2.65%	4.0126	7/20/2027	2,513,465
750,000	Sound Point CLO VI Ltd. (a,b)	3 Month LIBOR + 2.27%	3.6326	10/20/2026	756,224
2,000,000	Sound Point Clo XV Ltd. (a,b)	3 Month LIBOR + 5.96%	7.3225	1/23/2029	2,027,500
1,250,000	Symphony CLO XV Ltd. (a,b)	3 Month LIBOR + 2.20%	3.5533	10/17/2026	1,264,466
1,062,500	THL Credit Wind River 2013-2 CLO Ltd. (a,b)	3 Month LIBOR + 2.00%	3.3539	10/18/2030	1,064,031
500,000	THL Credit Wind River 2014-1 CLO Ltd. (a,b)	3 Month LIBOR + 1.55%	2.9039	4/18/2026	501,445
950,000	THL Credit Wind River 2014-1 CLO Ltd. (a,b)	3 Month LIBOR + 2.25%	3.6039	4/18/2026	949,581
1,000,000	THL Credit Wind River 2014-3 CLO Ltd. (a,b)	3 Month LIBOR + 3.35%	4.7148	1/22/2027	1,002,217
500,000	Venture XIX CLO Ltd. (a,b)	3 Month LIBOR + 2.00%	3.3128	1/15/2027	503,311
500,000	Voya CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 6.48%	7.8392	10/15/2030	508,734
1,000,000	Voya CLO 2016-3 Ltd. (a,b)	3 Month LIBOR + 6.85%	8.2039	10/18/2027	1,030,310
					109,150,738
	PHARMACEUTICALS - 1.3%
500,000	Valeant Pharmaceuticals International (b)		6.3750	10/15/2020	500,625
500,000	Valeant Pharmaceuticals International, Inc. (b)		5.6250	12/1/2021	466,875
500,000	Valeant Pharmaceuticals International, Inc. (b)		7.0000	3/15/2024	536,875
500,000	Valeant Pharmaceuticals International, Inc. (b)		5.5000	11/1/2025	508,800
					2,013,175
	PIPELINES - 0.8%
1,200,000	DCP Midstream LP (a)	3 Month LIBOR + 5.15%	7.3750	6/15/2166	1,193,250

	TOTAL BONDS & NOTES (Cost - $125,382,556)				125,463,240

	CONVERTIBLE BONDS - 0.9%
	OIL & GAS- 0.3%
500,000	Whiting Petroleum Corp.		1.2500	4/1/2020	452,500

	OIL & GAS SERVICES - 0.6%
1,000,000	Weatherford International Ltd.		5.8750	7/1/2021	1,003,750

	TOTAL CONVERTIBLE BONDS (Cost - $1,460,000)				1,456,250

	EXCHANGE TRADED FUND - 0.6%
28,000	SPDR S&P Oil & Gas Exploration & Production ETF (Cost - $1,002,495)				1,000,160

	U.S. GOVERNMENT & AGENCY - 0.3%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.3%
500,000	Freddie Mac Multifamily Structured Pass Through Certificates		3.1170	6/25/2017	508,378

	U.S. TREASURY OBLIGATIONS - 6.3%
10,000,000	United States Treasury Bill #			1/18/2018	9,985,913
	TOTAL U.S. GOVERNMENT & AGENCY (COST - $ 10,497,742)				10,494,291

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

Shares		Variable Rate	Dividend Rate	Maturity	Value ($)
	PREFERRED STOCKS - 4.6%
	AUCTION RATE PREFERRED STOCKS - 0.7%
27	Eaton Vance Senior Floating-Rate Trust (a,c,e)		1.7730	Perpetual	$641,250
18	Eaton Vance Senior Floating-Rate Trust (a,c,e)		1.0970	Perpetual	427,500
					1,068,750
	HEALTHCARE - PRODUCTS - 0.3%
7,500	Becton Dickinson and Co		6.1250	5/1/2020	455,100

	OIL & GAS - 0.3%
10,000	Hess Corp.		8.0000	2/1/2019	565,500

	PHARMACEUTICALS - 3.1%
3,750	Allergan PLC		5.5000	3/1/2018	2,333,663
9,251	Teva Pharmaceutical Industries Ltd		7.0000	12/15/2018	2,631,910
					4,965,573
	PIPELINES - 0.2%	3 Month LIBOR + 6.88%
10,000	NuStar Energy LP (a)		9.0000	Perpetual	249,500

	TOTAL PREFERRED STOCKS (Cost - $8,347,699)				7,304,423

	OPEN END MUTUAL FUND - 6.6%
	BANKS -6.6%
1,047,253	Leader Floating Rate Fund (Cost - $10,519,428)				$10,535,368

	SHORT - TERM INVESTMENTS - 3.9%
	MONEY MARKET FUND - 3.9%
6,184,530	Federated Treasury Obligations Fund 0.88% (a) (Cost - $6,184,530)				6,184,530

	TOTAL INVESTMENTS - 102.3% (Cost - $163,394,450) (f)				$162,438,262
	LIABILITIES IN EXCESS OF OTHER ASSETS- (2.3)%				(3,710,779)
	NET ASSETS - 100.0%				$158,727,483

	SECURITIES SOLD SHORT
	COMMON STOCK - (2.0)%
	PHARMACEUTICALS - (2.0)%
10,325	Allergan PLC				$1,794,795
92,400	Teva Pharmaceutical Industries Ltd.				1,369,368
	TOTAL SECURITIES SOLD SHORT (Cost - $2,973,421)				$3,164,163

ABS - Asset Backed Security

CLO - Collateralized Loan Obligation

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

#	Segregated as collateral for securities sold short.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2017.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2017, these securities amounted to $118,805,069 or 74.8% of net assets.

(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.

(d)	The Advisor or Trustees have determined these securities to be illiquid. At November 30, 2017, these securities amounted to $1,068,750 or 0.7% of net assets.

(e)	Rate shown represents the dividend rate as of November 30, 2017.

(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $163,394,450 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$388,950
Unrealized Depreciation:	(1,345,138)
Net Unrealized Depreciation:	$(956,188)

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2017

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s Investment Advisor, Leader Capital Corporation (the “Advisor”) allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups. The Fund’s sector breakdown as of November 30, 2017 is shown below.

The Fund’s performance figures* for each the periods ended November 30, 2017, compared to its benchmark:

		Returns greater than 1 year are annualized
					Date of Inception
	6 Months	1 Year	3 Year	5 Year	July 30, 2010	March 21, 2012	August 8, 2012
Leader Total Return Fund - Investor Class	0.15%	2.97%	(1.12)%	2.10%	3.18%	N/A	N/A
Leader Total Return Fund - Institutional Class	0.41%	3.49%	(0.53)%	2.86%	3.81%	N/A	N/A
Leader Total Return Fund - Class A	0.10%	3.03%	(1.13)%	2.10%	N/A	2.80%	N/A
Leader Total Return Fund - Class A with Load **	(1.44)%	1.52%	(2.30)%	1.37%	N/A	2.16%	N/A
Leader Total Return Fund - Class C	(0.10)%	2.46%	(1.58)%	1.67%	N/A	N/A	2.45%
Barclays US Intermediate Aggregate Index ***	0.68%	3.21%	2.11%	1.98%	3.00%	2.50%	2.06%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.84%, 1.34%, 1.84% and 2.34% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 29, 2017. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017

Principal			Coupon Rate
Amount ($) *		Variable Rate	(%)	Maturity	Value ($)
	BONDS & NOTES - 69.7%
	BANKS - 2.2%
500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	10 Yr Treasury + 8.067%	9.5000	12/29/2049	$569,779

	MEDIA - 1.0%
250,000	Altice US Finance I Corp. (b)		5.3750	7/15/2023	255,000

	OIL & GAS - 9.3%
1,500,000	Citgo Holding, Inc. (b)		10.7500	2/15/2020	1,593,750
225,000	Transocean Phoenix 2 Ltd. (b)		7.7500	10/15/2024	244,969
500,000	Whiting Petroleum Corp.		5.7500	3/15/2021	503,750
					2,342,469
	OTHER ABS - 53.6%
500,000	ALM V Ltd (a.b)	3 Month LIBOR + 2.70%	4.0539	10/18/2027	503,962
250,000	Anchorage Capital CLO 5 Ltd (a.b)	3 Month LIBOR + 2.20%	3.5104	10/15/2026	252,631
500,000	Apidos CLO XXI (a.b)	3 Month LIBOR + 5.55%	1.3239	7/18/2027	501,083
250,000	Ares XLII Clo Ltd (a.b)	3 Month LIBOR + 6.05%	7.4125	1/22/2028	252,799
500,000	BlueMountain CLO 2014-2 Ltd (a.b)	3 Month LIBOR + 3.00%	4.3626	7/20/2026	503,750
500,000	Carlyle Global Market Strategies CLO 2013-1 Ltd (a.b)	3 Month LIBOR + 3.35%	4.6591	8/14/2030	509,834
500,000	Carlyle Global Market Strategies CLO 2014-3 Ltd (a.b)	3 Month LIBOR + 5.75%	7.1245	7/27/2026	504,761
500,000	Carlyle Global Market Strategies CLO 2014-3 Ltd (a.b)	3 Month LIBOR + 2.15%	3.5245	7/27/2026	507,461
750,000	Carlyle Global Market Strategies CLO 2014-4 Ltd (a.b)	3 Month LIBOR + 3.60%	4.9592	10/15/2026	758,378
500,000	Carlyle Global Market Strategies CLO 2015-4 Ltd (a.b)	3 Month LIBOR + 6.10%	7.4626	10/20/2027	508,740
500,000	CARLYLE US CLO 2017-3 Ltd (a.b)	3 Month LIBOR + 3.50%	4.7875	7/20/2029	510,808
282,000	CIFC Funding 2012-II Ltd (a.b)	3 Month LIBOR + 2.70%	4.0178	12/5/2024	281,998
500,000	CIFC Funding 2017-II Ltd (a.b)	3 Month LIBOR + 5.95%	7.3126	4/20/2030	501,277
500,000	Dryden 38 Senior Loan Fund (a.b)	3 Month LIBOR + 6.05%	7.4092	7/15/2027	508,750
500,000	Madison Park Funding XI Ltd (a.b)	3 Month LIBOR + 3.25%	4.6125	7/23/2029	499,424
500,000	Madison Park Funding XIII Ltd (a.b)	3 Month LIBOR + 2.15%	3.5073	1/19/2025	505,102
800,000	Madison Park Funding XIV Ltd (a.b)	3 Month LIBOR + 3.25%	4.6126	7/20/2026	806,334
500,000	Madison Park Funding XXII Ltd (a.b)	3 Month LIBOR + 6.65%	8.0174	10/25/2029	518,942
500,000	Magnetite IX Ltd (a.b)	3 Month LIBOR + 3.10%	4.4674	7/25/2026	502,894
500,000	Magnetite XVIII Ltd (a.b)	3 Month LIBOR + 7.00%	8.4159	11/15/2028	520,739
750,000	Octagon Investment Partners 28 Ltd (a.b)	3 Month LIBOR + 6.50%	7.8648	10/24/2027	772,370
500,000	Octagon Investment Partners 30 Ltd (a.b)	3 Month LIBOR + 6.20%	7.5626	3/17/2030	505,879
500,000	Palmer Square CLO 2015-1 Ltd (a.b)	3 Month LIBOR + 3.50%	4.8164	5/21/2029	510,584
500,000	Pinnacle Park CLO Ltd (a.b)	3 Month LIBOR + 3.50%	4.8592	4/15/2026	504,918
500,000	Sound Point CLO IX Ltd (a.b)	3 Month LIBOR + 2.65%	4.0126	7/20/2027	502,693
250,000	Sound Point CLO VI Ltd (a.b)	3 Month LIBOR + 2.27%	3.6326	10/20/2026	252,075
500,000	Voya CLO 2013-1 Ltd (a.b)	3 Month LIBOR + 6.48%	7.8392	10/15/2030	508,734
					13,516,920

	PHARMACEUTICALS - 3.6%
500,000	Valeant Pharmaceuticals International, Inc. (b)		5.6250	12/1/2021	430,625
500,000	Valeant Pharmaceuticals International, Inc. (b)		6.1250	4/15/2025	466,875
					897,500

	TOTAL BONDS & NOTES (Cost - $17,581,512)				17,581,668

	CONVERTIBLE BOND - 2.0%
	OIL & GAS- 2.0%
500,000	Weatherford International Ltd (Cost - $503,125)		5.8750	7/1/2021	501,875

	EXCHANGE TRADED FUNDS - 8.8%
48,700	ProShares UltraShort 20+ Year Treasury				1,706,935
14,000	SPDR S&P Oil & Gas Exploration & Production ETF				507,900
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $2,218,643)				2,214,835

	U.S. GOVERNMENT & AGENCY - 13.6%
	U.S. TREASURY OBLIGATIONS - 13.6%
2,000,000	United States Treasury Note #		2.7500	8/15/2047	1,966,406
1,500,000	United States Treasury Note		2.7500	11/15/2047	1,475,713
	TOTAL U.S. TREASURY OBLIGATIONS ( Cost - $3,421,413)				3,442,119

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2017

		Coupon Rate
Shares	Variable Rate	(%)	Maturity	Value ($)
	PREFERRED STOCK - 7.3%
	PHARMACEUTICALS - 7.3%
750	Allergan PLC	5.5000	3/1/2018	$466,733
2,500	Becton Dickinson and Co	6.1250	5/1/2020	151,700
4,250	Teva Pharmaceutical Industries Ltd	7.0000	12/15/2018	1,209,125
	TOTAL PREFERRED STOCK (Cost - $2,099,475)			1,827,558

	SHORT-TERM INVESTMENTS - 11.0%
	MONEY MARKET FUND - 11.0%
2,770,943	Federated Treasury Obligations Fund 0.66% (a)
	(Cost - $2,770,943)			$2,770,943

	TOTAL INVESTMENTS - 112.4% (Cost - $28,595,111) (c)			$28,338,998
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.4)%			(3,116,564)
	NET ASSETS - 100.0%			$25,222,434

	SECURITIES SOLD SHORT
	COMMON STOCK - (4.1)%
	OIL & GAS - (4.1)%
1,505	Allergan PLC			$261,614
51,480	Teva Pharmaceutical Industries Ltd			762,933
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $943,791)			$1,024,547

ABS - Asset Backed Securities

CLO - Collateralized Loan Obligation

#	Segregated as collateral for securities sold short

(a)	Variable rate security; the rate shown represents the rate at November 30, 2017.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2017, these securities amounted to $16,508,139 or 65.5% of net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,595,111 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$72,589
Unrealized Depreciation:	(328,702)
Net Unrealized Depreciation:	$(256,113)

See accompanying notes to financial statements.

Leader Floating Rate Bond
Investment Highlights (Unaudited)
November 30, 2017

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s Investment Advisor, Leader Capital Corporation (the “Advisor”) allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups. The Fund’s sector breakdown as of November 30, 2017 is shown below.

The Fund’s performance figures* for each the periods ended November 30, 2017, compared to its benchmark:

	Returns greater than 1 year are annualized
		Date of Inception
	6 Months	December 30, 2016
Leader Floating Rate Bond - Investor Class	1.59%	2.17%
Leader Floating Rate Bond - Institutional Class	1.78%	2.64%
Barclays US Intermediate Aggregate Index **	0.68%	3.07%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.04% and 0.66% for Investor Class and Institutional Class, respectively, per the Fund’s prospectus dated September 29, 2017. The Fund’s total gross annual operating expenses are 8.57% for Investor Class and 11.09% for Institutional Class shares per the prospectus dated September 29, 2017. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS
November 30, 2017 (Unaudited)

Principal			Coupon Rate
Amount ($) *		Variable Rate	(%)	Maturity	Value ($)
	BONDS & NOTES - 97.4%
	ASSET BACKED - 97.4%
750,000	ALM VII R-2 Ltd (a,b)	3 Month LIBOR + 2.75%	4.1092	10/15/2027	$770,785
750,000	ALM XIX Ltd (a,b)	3 Month LIBOR + 1.55%	2.9092	7/15/2028	758,457
1,000,000	Anchorage Capital CLO 5 Ltd (a,b)	3 Month LIBOR + 2.20%	3.5104	10/15/2026	1,010,523
250,000	Apidos CLO XVI (a,b)	3 Month LIBOR + 1.95%	3.2561	1/19/2025	250,630
500,000	Ares XXVIII CLO Ltd (a,b)	3 Month LIBOR + 1.50%	2.8533	10/17/2024	500,875
750,000	Babson CLO LTD 2014-III (a,b)	3 Month LIBOR + 1.32%	2.6792	1/15/2026	755,602
750,000	BlueMountain CLO 2014-1 Ltd (a,b)	3 Month LIBOR + 1.26%	2.6380	4/30/2026	754,879
750,000	BlueMountain CLO 2013-2 Ltd (a,b)	3 Month LIBOR + 1.95%	3.3092	10/22/2030	749,964
500,000	Canyon Capital CLO 2014-1 Ltd (a,b)	3 Month LIBOR + 2.65%	3.9628	4/30/2025	500,961
500,000	Carlyle Global Market Strategies CLO 2014-4 Ltd (a,b)	3 Month LIBOR + 1.20%	2.5144	10/15/2026	501,989
500,000	Cent CLO 18 Ltd (a,b)	3 Month LIBOR + 2.52%	3.8325	7/23/2025	501,701
500,000	Carlyle Global Market Strategies CLO 2013-1 Ltd (a,b)	3 Month LIBOR + 1.68%	2.9891	8/14/2030	501,492
750,000	Carlyle Global Market Strategies CLO 2014-3 Ltd (a,b)	3 Month LIBOR + 2.15%	3.5245	7/27/2026	761,191
750,000	Carlyle Global Market Strategies CLO 2014-4 Ltd (a,b)	3 Month LIBOR + 2.25%	3.6092	10/15/2026	762,701
1,000,000	Carlyle Global Market Strategies CLO 2015-5 Ltd (a,b)	3 Month LIBOR + 1.55%	2.9126	1/20/2028	1,011,000
500,000	CARLYLE US CLO 2017-1 Ltd (a,b)	3 Month LIBOR + 1.65%	3.0126	4/20/2031	502,734
500,000	CIFC Funding 2012-II Ltd (a,b)	3 Month LIBOR + 2.70%	4.0178	12/5/2024	499,997
500,000	CIFC Funding 2014 Ltd (a,b)	3 Month LIBOR + 1.60%	2.9539	4/18/2025	501,867
750,000	CIFC Funding 2015-IV Ltd (a,b)	3 Month LIBOR + 2.20%	3.5626	10/20/2027	759,110
500,000	CIFC Funding 2014-II Ltd (a,b)	3 Month LIBOR + 1.20%	2.5178	5/24/2026	502,777
750,000	CIFC Funding 2014 Ltd (a,b)	3 Month LIBOR + 2.25%	3.6039	4/18/2025	755,283
1,000,000	CIFC Funding 2013-I Ltd (a,b)	3 Month LIBOR + 1.25%	2.6092	7/16/2030	1,001,339
750,000	Dryden 31 Senior Loan Fund (a,b)	3 Month LIBOR + 2.10%	3.4539	4/18/2026	753,569
750,000	Dryden 45 Senior Loan Fund (a,b)	3 Month LIBOR + 1.80%	3.1592	7/15/2027	758,250
750,000	Greywolf CLO IV Ltd (a,b)	3 Month LIBOR + 2.35%	3.7033	1/17/2027	753,585
750,000	Greywolf CLO III Ltd (a,b)	3 Month LIBOR + 2.05%	3.4125	4/22/2026	750,174
750,000	Madison Park Funding XIII Ltd (a,b)	3 Month LIBOR + 2.15%	3.5073	1/19/2025	757,652
250,000	Madison Park Funding XII Ltd (a,b)	3 Month LIBOR +1.65%	3.0126	7/20/2026	251,871
500,000	Madison Park Funding XXIII Ltd (a,b)	3 Month LIBOR + 1.70%	3.0092	7/27/2030	506,593
500,000	Neuberger Berman CLO XVII Ltd (a,b)	3 Month LIBOR +1.85%	3.1628	4/22/2029	506,544
750,000	Neuberger Berman CLO XVII Ltd (a,b)	3 Month LIBOR + 2.65%	4.0125	4/22/2029	766,728
500,000	OHA Credit Partners VIII Ltd (a,b)	3 Month LIBOR + 2.70%	4.0128	4/20/2025	502,099
625,000	Octagon Investment Partners 32 Ltd (a,b)	3 Month LIBOR + 1.70%	3.0178	7/15/2029	626,956
500,000	Octagon Loan Funding Ltd (a,b)	3 Month LIBOR + 1.70%	2.4567	11/18/2026	502,791
750,000	Race Point VIII CLO Ltd (a,b)	3 Month LIBOR + 2.50%	3.9540	2/20/2030	761,111
500,000	Race Point VIII CLO Ltd (a,b)	3 Month LIBOR + 1.34%	2.6933	2/20/2030	506,127
1,000,000	Sound Point CLO VI Ltd (a,b)	3 Month LIBOR + 2.27%	3.6326	10/20/2026	1,008,299
750,000	Symphony CLO XV Ltd (a,b)	3 Month LIBOR + 2.20%	3.5533	10/17/2026	758,679
500,000	Venture XIX CLO Ltd (a,b)	3 Month LIBOR + 2.00%	3.3128	1/15/2027	503,310
300,000	Voya CLO 2014-2 Ltd (a,b)	3 Month LIBOR + 1.25%	2.5536	4/17/2030	302,241
500,000	THL Credit Wind River 2014-1 CLO Ltd (a,b)	3 Month LIBOR + 1.55%	2.9039	4/18/2026	501,445
750,000	THL Credit Wind River 2013-2 CLO Ltd (a,b)	3 Month LIBOR + 2.00%	3.3539	10/18/2030	751,081
750,000	THL Credit Wind River 2014-1 CLO Ltd (a,b)	3 Month LIBOR + 2.25%	3.6039	4/18/2026	749,669
	TOTAL ASSET BACKED SECURITIES (Cost - $27,832,849)				27,894,631

Shares
	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
614,927	Federated Treasury Obligations Fund 0.66% (a)
	(Cost - $614,927)				614,927

	TOTAL INVESTMENTS - 99.5% (Cost - $28,447,776) (c)				$28,509,558
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%				131,378
	NET ASSETS - 100.0%				$28,640,936

CLO - Collateralized Loan Obligation

*	Principal is in US dollars unless otherwise noted.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2017.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2017, these securities amounted to $27,894,631 or 97.4% of net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,447,776 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$82,081
Unrealized Depreciation:	(20,299)
Net Unrealized Appreciation:	$61,782

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2017

	Leader Short-Term	Leader Total Return	Leader Floating Rate
	Bond Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$163,394,450	$28,595,111	$28,447,776
At value	$162,438,262	$28,338,998	$28,509,558
Cash held at broker	4,576,612	884,742	—
Foreign currency (cost $2,245,968, $0 and $0, respectively)	2,051,951	—	—
Receivable for securities sold	3,219,568	1,570,063	—
Dividends and interest receivable	1,117,128	287,058	109,394
Receivable for Fund shares sold	49,461	189	40,000
Due from advisor	—	—	3,699
Prepaid expenses and other assets	27,445	30,041	6,525
TOTAL ASSETS	173,480,427	31,111,091	28,669,176

LIABILITIES
Payable for Fund shares repurchased	374,091	87,617	9,293
Payable for investments purchased	10,907,370	4,688,799	—
Securities sold short (proceeds $2,973,421, $943,791 and $0, respectivley)	3,164,163	1,024,547	—
Investment advisory fees payable	99,038	20,850	—
Payable to related parties	48,739	24,056	5,813
Distribution (12b-1) fees payable	44,172	6,909	1,624
Dividends payable	50,136	9,741	6,527
Accrued expenses and other liabilities	65,235	26,138	4,983
TOTAL LIABILITIES	14,752,944	5,888,657	28,240
NET ASSETS	$158,727,483	$25,222,434	$28,640,936

Net Assets Consist Of:
Paid in capital	$236,856,365	$58,832,635	$28,575,109
Accumulated net investment income	174,110	51,804	2
Accumulated net realized gain (loss) from investments and foreign currency transactions	(76,965,048)	(33,325,135)	4,043
Net unrealized appreciation/(depreciation) on investments and foreign currency	(1,337,944)	(336,870)	61,782
NET ASSETS	$158,727,483	$25,222,434	$28,640,936

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$68,593,126	$11,218,368	$6,307,361
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	7,686,615	1,179,148	627,319
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.92	$9.51	$10.05
Institutional Class Shares:
Net Assets	$78,248,514	$10,779,003	$22,333,575
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	8,699,141	1,138,551	2,219,508
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.99	$9.47	$10.06
Class A Shares:
Net Assets	$7,502,263	$1,450,925	$—
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	842,083	152,797	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$8.91	$9.50	$—
Offering price per share
(net asset value plus maximum sales charge of 1.50%)	$9.04	$9.64	$—
Class C Shares:
Net Assets	$4,383,580	$1,774,138	$—
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	490,741	185,445	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$8.93	$9.57	$—

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2017

	Leader Short-Term	Leader Total Return	Leader Floating
	Bond Fund	Fund	Rate Fund
INVESTMENT INCOME
Interest	$3,105,867	$703,354	$206,407
Dividends	514,036	141,223	—
Foreign withholding taxes	(50,973)	(18,594)	—
TOTAL INVESTMENT INCOME	3,568,930	825,983	206,407

EXPENSES
Investment advisory fees	693,310	138,516	40,545
Distribution (12b-1) fees:
Investor Class	198,284	32,553	5,386
Class A	21,869	6,649	—
Class C	25,426	10,391	—
Administrative services fees	123,526	30,195	17,202
Transfer agent fees	38,979	19,707	9,516
Registration fees	37,682	22,877	17,548
Accounting services fees	33,855	20,679	13,725
Custody	5,642	1,506	501
Professional fees	23,605	26,059	31,759
Printing expenses	3,259	3,611	2,507
Interest expense	49,395	10,301	—
Dividend expense on securities sold short	39,122	9,888	—
Non 12b-1 shareholder servicing fees	697	3,206	—
Trustees’ fees and expenses	3,124	3,051	5,014
Insurance expense	2,913	29	251
Chief compliance officer fees	5,686	2,707	5,516
Other expenses	1,087	942	2,507
TOTAL EXPENSES	1,307,461	342,867	151,977

Less: Expense waived or reimbursed by the Advisor	(549)	—	(105,566)
NET EXPENSES	1,306,912	342,867	46,411

NET INVESTMENT INCOME	2,262,018	483,116	159,996

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND SECURITIES SOLD SHORT
Net realized gain (loss) from:
Investments	54,796	930,682	3,632
Purchased Options	—	(222,275)	—
Foreign currency transactions	31	25	—
Securities sold short	727,679	180,182	—
Net realized gain	782,506	888,614	3,632

Net change in unrealized appreciation (depreciation) on:
Investments	(1,657,361)	(1,115,666)	60,943
Foreign currency translations	20,368	—	—
Securities sold short	(265,930)	(112,415)	—
Net change in unrealized appreciation (depreciation)	(1,902,923)	(1,228,081)	60,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, PURCHASED OPTIONS FOREIGN CURRENCY TRANSACTIONS AND SECURITIES SOLD SHORT	(1,120,417)	(339,467)	64,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,141,601	$143,649	$224,571

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader		Leader
	Short-Term Bond Fund		Total Return Fund		Floating Rate Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017 (a)
	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Net investment income	$2,262,018	$7,608,767	$483,116	$1,859,848	$159,996	$17,043
Net realized gain (loss) from investments, purchased options foreign currency transactions and securities sold short	782,506	(5,372,497)	888,614	(1,574,731)	3,632	411
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and securities sold short	(1,902,923)	2,283,053	(1,228,081)	3,273,158	60,943	839
Net increase in net assets resulting from operations	1,141,601	4,519,323	143,649	3,558,275	224,571	18,293

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(824,601)	(2,845,767)	(139,656)	(396,451)	(33,444)	(5,118)
Institutional Class	(1,160,358)	(3,844,004)	(248,342)	(956,948)	(129,853)	(8,622)
Class A	(90,585)	(294,790)	(26,240)	(191,599)	—	—
Class C	(39,602)	(132,515)	(17,074)	(84,927)	—	—
From paid in capital:
Investor Class	—	(178,956)	—	(59,416)	—	—
Institutional Class	—	(212,154)	—	(126,011)	—	—
Class A	—	(19,992)	—	(20,515)	—	—
Class C	—	(11,834)	—	(7,271)	—	—

Net decrease in net assets from distributions to shareholders	(2,115,146)	(7,540,012)	(431,312)	(1,843,138)	(163,297)	(13,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	1,538,930	7,476,961	424,063	1,777,931	5,170,008	2,254,500
Institutional Class	6,715,143	28,012,854	1,191,039	8,668,870	20,743,191	2,187,230
Class A	6,003	146,408	11,572	415,401	—	—
Class C	3,140	128,061	—	65,016	—	—

Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	674,044	2,490,818	98,082	320,459	29,597	5,111
Institutional Class	1,025,309	3,166,018	239,692	1,048,828	118,587	8,100
Class A	66,387	232,257	19,477	154,986	—	—
Class C	31,332	115,152	16,322	85,817	—	—
Payments for shares redeemed:
Investor Class	(22,926,958)	(111,829,285)	(3,404,145)	(8,456,534)	(762,090)	(403,922)
Institutional Class	(35,420,458)	(169,103,100)	(12,787,862)	(30,381,524)	(740,067)	(35,136)
Class A	(2,549,080)	(13,831,311)	(2,864,299)	(6,516,323)	—	—
Class C	(1,557,640)	(6,715,393)	(559,720)	(3,642,181)	—	—
Net increase (decrease) in net assets from shares of beneficial interest	(52,393,848)	(259,710,560)	(17,615,779)	(36,459,254)	24,559,226	4,015,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,367,393)	(262,731,249)	(17,903,442)	(34,744,117)	24,620,500	4,020,436
NET ASSETS
Beginning of Year/Period	212,094,876	474,826,125	43,125,876	77,869,993	4,020,436	—
End of Year/Period *	$158,727,483	$212,094,876	$25,222,434	$43,125,876	$28,640,936	$4,020,436
* Includes accumulated net investment income (loss) of:	$174,110	$27,238	$51,804	$—	$2	$3,303

(a)	The Leader Floating Rate Fund commenced operations on December 29, 2016.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader		Leader		Leader Floating
	Short-Term Bond Fund		Total Return Fund		Rate Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	November 30, 2017	May 31, 2017 (a)
SHARE ACTIVITY	(Unaudited)		(Unaudited)		(Unaudited)
Investor Class:
Shares Sold	171,545	830,340	44,153	186,801	515,087	225,160
Shares Reinvested	75,230	276,890	10,205	33,740	2,948	511
Shares Redeemed	(2,557,891)	(12,429,551)	(354,680)	(890,217)	(76,035)	(40,352)
Net increase (decrease) in shares of beneficial interest outstanding	(2,311,116)	(11,322,321)	(300,322)	(669,676)	442,000	185,319

Institutional Class:
Shares Sold	743,297	3,087,031	124,477	917,878	2,065,598	218,481
Shares Reinvested	113,545	349,247	25,042	110,922	11,800	808
Shares Redeemed	(3,917,369)	(18,623,119)	(1,343,036)	(3,216,856)	(73,673)	(3,506)
Net increase (decrease) in shares of beneficial interest outstanding	(3,060,527)	(15,186,841)	(1,193,517)	(2,188,056)	2,003,725	215,783

Class A :
Shares Sold	670	16,283	1,199	43,842
Shares Reinvested	7,417	25,876	2,027	16,356
Shares Redeemed	(284,716)	(1,537,587)	(298,194)	(687,291)
Net decrease in shares of beneficial interest outstanding	(276,629)	(1,495,428)	(294,968)	(627,093)

Class C :
Shares Sold	350	14,138		6,833
Shares Reinvested	3,485	12,779	1,688	8,991
Shares Redeemed	(173,442)	(743,071)	(57,913)	(381,746)
Net decrease in shares of beneficial interest outstanding	(169,607)	(716,154)	(56,225)	(365,922)

(a)	The Leader Floating Rate Fund commenced operations on December 29, 2016.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Six Months
	Ended November
	30,		Year Ended May 31,
	2017		2017		2016	2015	2014	2013
	(Unaudited)

Net asset value, beginning of year	$8.98		$9.05		$9.79	$10.10	$9.87	$9.46
Activity from investment operations:
Net investment income (1)	0.10		0.20		0.19	0.24	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.07)		(0.08)		(0.74)	(0.23)	0.26	0.44
Total from investment operations	0.03		0.12		(0.55)	0.01	0.51	0.71
Less distributions from:
Net investment income	(0.09)		(0.17)		(0.15)	(0.24)	(0.28)	(0.30)
Net realized gains	—		—		—	(0.08)	—	—
Return of capital	—		(0.02)		(0.04)	—	—	—
Total distributions	(0.09)		(0.19)		(0.19)	(0.32)	(0.28)	(0.30)
Net asset value, end of year	$8.92		$8.98		$9.05	$9.79	$10.10	$9.87
Total return (2)	0.39	% (6)	1.34	% (3)	(5.60)%	0.11%	5.27%	7.60%
Net assets, end of year (000s)	$68,593		$89,743		$193,008	$335,258		$253,253
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.55	% (7)	1.52%		1.42%	1.43%	1.44%	1.47%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.55	% (7)	1.52%		1.41%	1.43%	1.44%	1.47%
Ratio of net investment income to average net assets (4,5)	2.22	% (7)	2.17%		2.08%	2.38%	2.48%	2.75%
Portfolio Turnover Rate	143.64	% (6)	143.80%		106.98%	71.38%	85.13%	151.19%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	Performance would have been 1.22% if the reimbursement had not been made by the Advisor, as described in Note 4.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Six Months
	Ended November
	30,		Year Ended May 31,
	2017		2017		2016	2015	2014	2013
	(Unaudited)

Net asset value, beginning of year	$9.05		$9.12		$9.86	$10.17	$9.95	$9.53
Activity from investment operations:
Net investment income (1)	0.12		0.24		0.25	0.29	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.07)		(0.08)		(0.75)	(0.23)	0.26	0.45
Total from investment operations	0.05		0.16		(0.50)	0.06	0.56	0.77
Less distributions from:
Net investment income	(0.11)		(0.19)		(0.18)	(0.29)	(0.34)	(0.35)
Net realized gains	—		—		—	(0.08)	—	—
Return of capital	—		(0.04)		(0.06)	—	—	—
Total distributions	(0.11)		(0.23)		(0.24)	(0.37)	(0.34)	(0.35)
Net asset value, end of year	$8.99		$9.05		$9.12	$9.86	$10.17	$9.95
Total return (2)	0.65	% (6)	1.79	% (3)	(5.08)%	0.62%	5.75%	8.22%
Net assets, end of year (000s)	$78,249		$106,392		$245,710	$504,366		$211,779
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.05	% (7)	1.02%		0.92%	0.93%	0.94%	0.97%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.05	% (7)	1.02%		0.91%	0.93%	0.94%	0.97%
Ratio of net investment income to average net assets (4,5)	2.65	% (7)	2.67%		2.68%	2.89%	2.97%	3.25%
Portfolio Turnover Rate	143.64	% (6)	143.80%		106.98%	71.38%	85.13%	151.19%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Performance would have been 1.66% if the reimbursement had not been made by the Advisor, as described in note 4.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class A
	Six Months
	Ended November
	30,		Year Ended May 31,
	2017		2017		2016	2015	2014	2013
	(Unaudited)

Net asset value, beginning of year	$8.96		$9.04		$9.77	$10.08	$9.86	$9.46
Activity from investment operations:
Net investment income(1)	0.10		0.20		0.20	0.23	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.06)		(0.10)		(0.74)	(0.22)	0.27	0.44
Total from investment operations	0.04		0.10		(0.54)	0.01	0.51	0.71
Less distributions from:
Net investment income	(0.09)		(0.16)		(0.15)	(0.24)	(0.29)	(0.31)
Net realized gains	—		—		—	(0.08)	—	—
Return of capital	—		(0.02)		(0.04)	—	—	—
Total distributions	(0.09)		(0.18)		(0.19)	(0.32)	(0.29)	(0.31)
Net asset value, end of year	$8.91		$8.96		$9.04	$9.77	$10.08	$9.86
Total return (2)	0.50	% (6)	-(1.17	)% (3)	(5.52)%	0.10%	5.27%	7.66%
Net assets, end of year (000s)	$7,502		$10,026		$23,619	$46,008		$2,178
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.55	% (7)	1.52%		1.42%	1.43%	1.44%	1.47%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.55	% (7)	1.52%		1.41%	1.43%	1.44%	1.47%
Ratio of net investment income to average net assets (4,5)	2.23	% (7)	2.38%		2.11%	2.38%	2.43%	2.75%
Portfolio Turnover Rate	143.64	% (6)	143.80%		106.98%	71.38%	85.13%	151.19%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(3)	Performance would have been 1.04% if the reimbursement had not been made by the Advisor, as described in note 4.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Six Months
	Ended November
	30,		Year Ended May 31,					Period Ended
	2017		2017		2016	2015	2014	May 31, 2013 (1)
	(Unaudited)

Net asset value, beginning of year/period	$8.99		$9.07		$9.81	$10.12	$9.89	$9.58
Activity from investment operations:
Net investment income (2)	0.08		0.15		0.15	0.19	0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.07)		(0.07)		(0.74)	(0.23)	0.26	0.30
Total from investment operations	0.01		0.08		(0.59)	(0.04)	0.46	0.48
Less distributions from:
Net investment income	(0.07)		(0.14)		(0.13)	(0.19)	(0.23)	(0.17)
Net realized gains	—		—		—	(0.08)	—	—
Return of capital	—		(0.02)		(0.02)	—	—	—
Total distributions	(0.07)		(0.16)		(0.15)	(0.27)	(0.23)	(0.17)
Net asset value, end of year/period	$8.93		$8.99		$9.07	$9.81	$10.12	$9.89
Total return (3)	0.13	% (7,9)	0.84	% (4)	(6.07)%	(0.39)%	4.70%	5.02	% (7)
Net assets, end of year/period (000s)	$4,384		$5,934		$12,488	$20,337	$15,951	$5,516
Ratio of net expenses to average net assets:
excluding dividends and interest expense (5)	2.05	% (8)	2.02%		1.92%	1.93%	1.94%	1.97	% (8)
Ratio of net expenses to average net assets including dividend and interest expense (5)	2.05	% (8)	2.02%		1.91%	1.93%	1.94%	1.97	% (8)
Ratio of net investment income to average net assets (5,6)	1.78	% (8)	1.67%		1.56%	1.92%	1.96%	2.25	% (8)
Portfolio Turnover Rate	143.64	% (7)	143.80%		106.98%	71.38%	85.13%	151.19	% (7)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	Performance would have been 0.71% if the reimbursement had not been made by the Advisor, as described in note 4.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(7)	Not Annualized.

(8)	Annualized.

(9)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

			Investor Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2017		2017	2016	2015		2014		2013
	(Unaudited)

Net asset value, beginning of year	$9.60		$9.35	$10.74	$11.36		$10.89		$9.78
Activity from investment operations:
Net investment income (1)	0.12		0.27	0.40	0.42		0.35		0.38
Net realized and unrealized gain (loss) on investments	(0.11)		0.24	(1.37)	(0.46)		0.60		1.25
Total from investment operations	0.01		0.51	(0.97)	(0.04)		0.95		1.63
Paid-in-capital from redemption fees	—		—	—	—		0.01		0.00
Less distributions from:
Net investment income	(0.10)		(0.22)	(0.28)	(0.42)		(0.37)		(0.52)
Net realized gains	—		—	—	(0.16)		(0.12)		—
Return of capital	—		(0.04)	(0.14)	—		—		—
Total distributions	(0.10)		(0.26)	(0.42)	(0.58)		(0.49)		(0.52)
Net asset value, end of year	$9.51		$9.60	$9.35	$10.74		$11.36		$10.89
Total return (3)	0.15	% (8)	5.57%	(9.04)%	(0.30)%		9.08%		17.16%
Net assets, end of year (000s)	$11,218		$14,209	$20,087	$80,582		$83,688		$11,233
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.99	% (9)	1.77%	1.54%	1.52	% (6)	1.69	% (6)	2.33	% (7)
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.99	% (9)	1.77%	1.54%	1.55	% (6)	1.84	% (6)	1.85%
Ratio of net investment income to average net assets (4,5)	2.50	% (9)	2.88%	4.00%	3.81	% (6)	3.19	% (6)	3.63%
Portfolio Turnover Rate	195.58	% (8)	175.53%	208.59%	173.78%		93.44%		116.42%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Amount represents less than $.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Gross expense ratio

(8)	Not Annualized

(9)	Annualized

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

			Institutional Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2017		2017	2016	2015		2014		2013
	(Unaudited)

Net asset value, beginning of year	$9.56		$9.30	$10.69	$11.31		$10.85		$9.75
Activity from investment operations:
Net investment income (1)	0.14		0.33	0.48	0.47		0.41		0.43
Net realized and unrealized gain (loss) on investments	(0.10)		0.24	(1.40)	(0.46)		0.59		1.25
Total from investment operations	0.04		0.57	(0.92)	0.01		1.00		1.68
Paid-in-capital from redemption fees	—		—	—	—		0.01		0.00	(2)
Less distributions from:
Net investment income	(0.13)		(0.26)	(0.31)	(0.47)		(0.43)		(0.58)
Net realized gains	—		—	—	(0.16)		(0.12)		—
Return of capital	—		(0.05)	(0.16)	—		—		—
Total distributions	(0.13)		(0.31)	(0.47)	(0.63)		(0.55)		(0.58)
Net asset value, end of year	$9.47		$9.56	$9.30	$10.69		$11.31		$10.85
Total return (3)	0.41	% (8)	6.22%	(8.64)%	0.18%		9.63%		17.76%
Net assets, end of year (000s)	$10,779		$84,833	$42,043	$141,065		$111,952		$15,706
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.47	% (9)	1.27%	1.04%	1.02	% (6)	1.19	% (6)	1.83	% (7)
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.47	% (9)	1.27%	1.04%	1.05	% (6)	1.34	% (6)	1.35%
Ratio of net investment income to average net assets (4,5)	2.93	% (9)	3.47%	4.80%	4.35	% (6)	3.72	% (6)	4.13%
Portfolio Turnover Rate	195.58	% (8)	175.53%	208.59%	173.78%		93.44%		116.42%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Amount represents less than $.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Gross expense ratio

(8)	Not Annualized

(9)	Annualized

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class A
	Six Months
	Ended November
	30,		Year Ended May 31,
	2017		2017	2016	2015		2014		2013
	(Unaudited)

Net asset value, beginning of year	$9.59		$9.33	$10.72	$11.34		$10.88		$9.78
Activity from investment operations:
Net investment income (1)	0.12		0.28	0.44	0.42		0.36		0.35
Net realized and unrealized gain (loss) on investments	(0.11)		0.24	(1.41)	(0.46)		0.58		1.28
Total from investment operations	0.01		0.52	(0.97)	(0.04)		0.94		1.63
Paid-in-capital from redemption fees	—		—	—	—		0.01		0.00	(2)
Less distributions from:
Net investment income	(0.10)		(0.22)	(0.28)	(0.42)		(0.37)		(0.53)
Net realized gains	—			—	(0.16)		(0.12)		—
Return of capital	—		(0.04)	(0.14)	—		—		—
Total distributions	(0.10)		(0.26)	(0.42)	(0.58)		(0.49)		(0.53)
Net asset value, end of year	$9.50		$9.59	$9.33	$10.72		$11.34		$10.88
Total return (3)	0.10	% (8)	-6.88%	(9.06)%	(0.31)%		9.06%		17.14%
Net assets, end of year (000s)	$1,451		$27,800	$10,027	$39,175		$27,467		$343
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.96	% (9)	1.77%	1.54%	1.52	% (6)	1.69	% (6)	2.33	% (7)
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.96	% (9)	1.77%	1.54%	1.55	% (6)	1.84	% (6)	1.85%
Ratio of net investment income to average net assets (4,5)	2.50	% (9)	2.94%	4.44%	3.86	% (6)	3.22	% (6)	3.63%
Portfolio Turnover Rate	195.58	% (8)	175.53%	208.59%	173.78%		93.44%		116.42%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Gross expense ratio

(8)	Not Annualized

(9)	Annualized

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Six Months
	Ended November
	30,		Year Ended May 31,						Period Ended
	2017		2017	2016	2015		2014		May 31, 2013
	(Unaudited)

Net asset value, beginning of year/period	$9.66		$9.40	$10.81	$11.43		$10.96		$10.03
Activity from investment operations:
Net investment income (2)	0.10		0.24	0.39	0.37		0.30		0.26
Net realized and unrealized gain (loss) on investments	(0.11)		0.24	(1.42)	(0.46)		0.60		0.96
Total from investment operations	(0.01)		0.48	(1.03)	(0.09)		0.90		1.22
Paid-in-capital from redemption fees	—		—	—	—		0.01		0.00	(3)
Less distributions from:
Net investment income	(0.08)		(0.19)	(0.25)	(0.37)		(0.32)		(0.29)
Net realized gains	—		—	—	(0.16)		(0.12)		—
Return of capital	—		(0.03)	(0.13)	—		—		—
Total distributions	(0.08)		(0.22)	(0.38)	(0.53)		(0.44)		(0.29)
Net asset value, end of year/period	$9.57		$9.66	$9.40	$10.81		$11.43		$10.96
Total return (4)	(0.10	)% (5)	(7.13)%	(9.60)%	(0.77)%		8.55%		12.29	% (5)
Net assets, end of year/period (000s)	$1,774		$9,070	$5,712	$13,021				$950
Ratio of net expenses to average net assets:
excluding dividends and interest expense (6)	2.49	% (7)	2.27%	2.04%	2.02	% (8)	2.19	% (8)	2.83	% (7,10)
Ratio of net expenses to average net assets including dividend and interest expense (6)	2.49	% (7)	2.27%	2.04%	2.05	% (8)	2.34	% (8)	2.35	% (7)
Ratio of net investment income to average net assets (6,9)	2.07	% (7)	2.47%	3.90%	3.36	% (8)	2.73	% (8)	3.13	% (7)
Portfolio Turnover Rate	195.58	% (5)	175.53%	208.59%	173.78%		93.44%		116.42	% (5)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(10)	Gross expense ratio

See accompanying notes to financial statements.

Leader Floating Rate Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class

	Six Months Ended	Period Ended
	November 30,	May 31,
	2017	2017 (1)
	(Unaudited)

Net asset value, beginning of year	$10.02	$10.00
Activity from investment operations:
Net investment income (2)	0.12	0.06
Net realized and unrealized gain (loss) on investments	0.03	0.01
Total from investment operations	0.15	0.07
Less distributions from:
Net investment income	(0.12)	(0.05)
Total distributions	(0.12)	(0.05)
Net asset value, end of year	$10.05	$10.02
Total return (3,4,5)	1.59%	0.68%
Net assets, end of year (000s)	$6,307	$1,857
Ratio of net expenses to average net assets:
excluding dividends and interest expense(6)	2.88%	8.56%
Ratio of net expenses to average net assets including dividend and interest expense (6)	1.03%	1.03%
Ratio of net investment income to average net assets (6)	2.39%	1.54%
Portfolio Turnover Rate (4)	21.87%	43.77%

(1)	The Fund Commenced Operations on December 29,2016

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	Not Annualized

(5)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized

See accompanying notes to financial statements.

Leader Floating Rate Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class

	Six Months Ended	Period Ended
	November 30,	May 31,
	2017	2017 (1)
	(Unaudited)

Net asset value, beginning of year	$10.03	$10.00
Activity from investment operations:
Net investment income (2)	0.13	0.08
Net realized and unrealized gain (loss) on investments	0.04	0.01
Total from investment operations	0.17	0.09
Less distributions from:
Net investment income	(0.14)	(0.06)
Total distributions	(0.14)	(0.06)
Net asset value, end of year	$10.06	$10.03
Total return (3,4,5)	1.78%	0.94%
Net assets, end of year (000s)	$22,334	$2,163
Ratio of gross expenses to average net assets (6)	2.31%	11.08%
Ratio of net expenses to average net assets (6)	0.65%	0.65%
Ratio of net investment income to average net assets (6)	2.59%	2.01%
Portfolio Turnover Rate (4)	21.87%	43.77%

(1)	The Fund Commenced Operations on December 29,2016

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	Not Annualized

(5)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2017

(1)	Organization

The Leader Capital Family of Mutual Funds is comprised of the Leader Short-Term Bond Fund (“Short -Term Bond”), Leader Total Return Fund (“Total Return”) and the Leader Floating Rate Fund (“Floating Rate”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of Floating Rate is to deliver a high level of current income, with a secondary objective of capital appreciation. Short-Term Bond, Total Return and Floating Rate commenced operations on July 14, 2005, July 30, 2010 and December 29, 2016, respectively.

Short-Term Bond and Total Return currently offer four classes of shares, Investor Class, Institutional Class, Class A and Class C shares. Short-Term Bond and Total Return Class A shares commenced operations on March 21, 2012, Class C shares commenced operations on August 8, 2012 and Institutional Class shares commenced operations on October 31, 2008. Floating Rate currently offers two classes of shares, Investor Class and Institutional Class. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 1.50%. Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within the first 12 months at purchase. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair market value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$125,463,240	$—	$125,463,240
Convertible Bonds	—	1,456,250	—	1,456,250
Exchange Traded Funds	1,000,160			1,000,160
US Government & Agency		10,494,291	—	10,494,291
Preferred Stocks		7,304,423	—	7,304,423
Open Ended Mutual Fund	10,535,368		—	10,535,368
Short-Term Investments	6,184,530			6,184,530
Total Investments	$17,720,058	$144,718,204	$—	$162,438,262
Liabilities
Securities Sold Short:
Common Stock	$3,164,163	$—	$—	$3,164,163

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$17,581,668	$—	$17,581,668
Convertible Bond		501,875		501,875
Exchange Traded Funds	2,214,835			2,214,835
U.S. Government & Agency	—	3,442,119	—	3,442,119
Preferred Stock	1,827,558	—	—	1,827,558
Short - Term Investments	2,770,943	—	—	2,770,943
Total Assets	$6,813,336	$21,525,662	$—	$28,338,998
Liabilities
Securities Sold Short:		$1,024,548		$1,024,548
Total	$—	$1,024,548	$—	$1,024,548

Floating Rate

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$—	$27,894,631	$—	$27,894,631
Short - Term Investments	614,927	—	—	614,927
Total Investments	$614,927	$27,894,631	$—	$28,509,558

*	Refer to the Portfolio of Investments for industry classification.

The Floating Rate Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and 2 during the current period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

(c)	Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

(d)	Forward Foreign Currency Exchange Contracts

Each Fund may enter or has entered into Forward Contracts in order to hedge or profit from its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates. With respect to purchases of Forward Contracts, the Funds would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

(e)	Exchange Traded Notes

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with an additional way to access the returns of market benchmarks or strategies. With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

(f)	Short Sales

A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

(g)	Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly for Floating Rate Fund, Short-term Bond Fund and Total Return Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

(h)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017), or expected to be taken in each Fund’s 2018 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

(i)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(j)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(k)	Cash

The Funds consider their investment in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

(3)	Investment Transactions

For the six months ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short-Term Bond	$224,310,225	$254,829,876	$81,877,763	$66,814,261
Total Return	57,848,523	62,559,624	28,361,973	29,766,815
Floating Rate	26,999,610	2,910,566	—	—

(4)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Total Return’s average daily net assets; (ii) 0.75% of Short-Term Bond’s average daily net assets up to and including $1.25 billion; or (iii) 0.70% of Short-Term Bond’s average daily net assets over $1.25 billion;(iv) 0.65% of Floating Rates average daily net assets. For the six months ended November 30, 2017, Short-Term Bond, Total Return and Floating Rate accrued $693,310, $138,516 and $40,545 in advisory fees, respectively. The Advisor has voluntarily agreed to waive its fee with regard to the Floating Rate Fund and reimburse that Fund’s expenses so that total annual operating expenses of the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses, such as litigation) do not exceed 0.65% of the average daily net assets attributable to The Floating Rate Fund, through November 17, 2018. For the six months ended November 30, 2017 Floating Rate waived/reimbursed advisory fees in the amount of $105,566.

Foreside Distribution Services, LP (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. six months ended November 30, 2017 the Distributor received $225, and $881 in underwriting commissions for sales of Class A and Class C shares of Total Return of which $231 was retained by the principal underwriter for Class C.

In addition, certain affiliates of GFS provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(5)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short-Term Bond Fund and Total Return Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by Floating Rate Fund at an annual rate of 0.38% of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. For the six months ended November 30, 2017 Short-Term Bond, Total Return and Floating Rate incurred $245,579, $49,543 and $5,386, respectively in fees, pursuant to the Plans.

(6)	Distributions to Shareholders and Tax Components of Capital

The tax character of Fund distributions for the years/period ended May 31, 2017 and May 31, 2016 was as follows:

For the year/period ended November 30, 2017:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Leader Short-Term Bond Fund	$7,117,076	$—	$422,936	$7,540,012
Leader Total Return Fund	1,629,925	—	213,213	1,843,138
Leader Floating Rate Fund	13,740	—	—	13,740

For the year ended May 31, 2016:

	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Leader Short-Term Bond Fund	$15,020,715	$—	$3,091,902	$18,112,617
Leader Total Return Fund	5,644,978	—	1,417,325	7,062,303

As of May 31, 2017 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Leader Short-Term Bond Fund	$—	$—	$(1,132,683)	$(76,605,778)	$—	$583,124	$(77,155,337)
Leader Total Return Fund	—	—	(347,884)	(33,785,226)	—	810,572	(33,322,538)
Leader Floating Rate Fund	4,163	—	—	—	(449)	839	4,553

The difference between book basis and tax basis undistributed net investment income (loss), unrealized appreciation and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, dividends payable, and tax adjustments for real estate investment trusts. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $211,381, for Short-Term Bond Fund.

Late year losses incurred after December 31 within the fiscal year/period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Portfolio	Late Year Losses
Short-Term Bond	$783
Total Return	—
Leader Floating Rate Fund	—

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

Capital losses incurred after October 31 within the fiscal year/period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Leader Short-Term Bond Fund	$1,131,900
Leader Total Return Fund	347,884
Leader Floating Rate Fund	—

At May 31, 2017 the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Leader Short-Term Bond Fund	$35,140,927	$41,464,851	$76,605,778
Leader Total Return Fund	22,002,828	11,782,398	33,785,226
Leader Floating Rate Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses), adjustments for paydowns, partnerships, section 305(c) deemed dividend distributions, capitalization in lieu of dividend payments, and the reclassification of Fund distributions, resulted in reclassification for the tax year/period ended May 31, 2017 for the Funds as follows:

	Paid in	Undistributed	Undistributed
	Capital	Ordinary Income (loss)	Net Realized Gain (Loss)
Leader Short-Term Bond Fund	$—	$57,198	$(57,198)
Leader Total Return Fund	—	1,271	(1,271)
Leader Floating Rate Fund	—	—	—

(7)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes 95% of par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of November 30, 2017, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2017 the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 95% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of November 30, 2017 the Short-Term Bond Fund held $1,068,750 or 0.5% of net assets in ARPS.

(8)	CROSS TRADES

The Leader Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Leader Funds from or to another Fund that is or could be considered an affiliate of the Leader Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended November 30, 2017, the Short-Term Bond Fund, Total Return Fund and Floating Rate Fund engaged in cross-trades.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2017

(9)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2017

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund, Leader Total Return Fund or Leader Floating Rate Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During *
	Ratio	6/1/2017	11/30/2017	6/1/17-11/30/17	11/30/2017	06/1/17-11/30/17
Investor Class:
Leader Short-Term Bond Fund	1.55%	$1,000.00	$1,003.90	$7.80	$1,017.28	$7.85
Leader Total Return Fund	1.99%	$1,000.00	$1,001.50	$9.98	$1,015.10	$10.05
Leader Floating Rate Fund **	1.04%	$1,000.00	$1,015.90	$5.25	$1,019.86	$5.26
Institutional Class:
Leader Short-Term Bond Fund	1.05%	$1,000.00	$1,006.50	$5.29	$1,019.79	$5.33
Leader Total Return Fund	1.47%	$1,000.00	$1,004.10	$7.40	$1,017.68	$7.45
Leader Floating Rate Fund **	0.66%	$1,000.00	$1,017.80	$3.33	$1,021.77	$3.33
Class A:
Leader Short-Term Bond Fund	1.55%	$1,000.00	$1,005.00	$7.80	$1,017.28	$7.85
Leader Total Return Fund	1.96%	$1,000.00	$1,001.00	$9.83	$1,015.24	$9.90
Class C:
Leader Short-Term Bond Fund	2.05%	$1,000.00	$1,006.90	$10.33	$1,014.78	$10.37
Leader Total Return Fund	2.49%	$1,000.00	$999.00	$12.47	$1,012.59	$12.56

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164.

INVESTMENT ADVISOR
Leader Capital Corp.
919 NE 19th Ave., Suite 200
Portland, OR 97232

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Distributor
Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 2/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 2/6/2018

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 2/6/2018